Short-term deposits and cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents [abstract]
Bank balances	$ 146,656,326	$ 35,288,761
Cash on hand	3,869	191
Cash and cash equivalents	$ 146,660,195	$ 35,288,952	$ 14,489,880	$ 11,521,505